Property, Plant and Equipment - Summary of Property Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	$ 30,568	$ 45,565	$ 40,095
Additions	3,142	6,510
Disposals	(63)	(55)
Change from the NSC/POSCO transaction	342
Sale of steelmaking coal business	(17,273)
Depreciation and amortization	(2,441)	(2,080)
Transfers between classifications	0	0
Changes in decommissioning, restoration and other provisions	30	931
Capitalized borrowing costs	66	780
Changes in foreign exchange rates	2,215	(616)
Asset impairments	(1,015)
Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	1,955	1,565	991
Additions	315	619
Disposals	(7)	(12)
Change from the NSC/POSCO transaction	0
Sale of steelmaking coal business	0
Depreciation and amortization	0	0
Transfers between classifications	0	0
Changes in decommissioning, restoration and other provisions	0	(7)
Capitalized borrowing costs	0	0
Changes in foreign exchange rates	82	(26)
Asset impairments	0
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	4,879	14,270	13,290
Additions	1	198
Disposals	(4)	(2)
Change from the NSC/POSCO transaction	115
Sale of steelmaking coal business	(9,609)
Depreciation and amortization	(396)	(377)
Transfers between classifications	106	324
Changes in decommissioning, restoration and other provisions	39	926
Capitalized borrowing costs	0	0
Changes in foreign exchange rates	357	(89)
Asset impairments	0
Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	20,349	21,687	8,296
Additions	533	864
Disposals	(50)	(34)
Change from the NSC/POSCO transaction	105
Sale of steelmaking coal business	(4,214)
Depreciation and amortization	(1,459)	(964)
Transfers between classifications	3,217	13,787
Changes in decommissioning, restoration and other provisions	(9)	18
Capitalized borrowing costs	0	0
Changes in foreign exchange rates	1,500	(280)
Asset impairments	(961)
Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	2,030	3,682	3,248
Additions	846	1,198
Disposals	0	0
Change from the NSC/POSCO transaction	83
Sale of steelmaking coal business	(2,090)
Depreciation and amortization	(586)	(739)
Transfers between classifications	0	0
Changes in decommissioning, restoration and other provisions	0	0
Capitalized borrowing costs	0	0
Changes in foreign exchange rates	95	(25)
Asset impairments	0
Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	1,355	4,361	14,270
Additions	1,447	3,631
Disposals	(2)	(7)
Change from the NSC/POSCO transaction	39
Sale of steelmaking coal business	(1,360)
Depreciation and amortization	0	0
Transfers between classifications	(3,323)	(14,111)
Changes in decommissioning, restoration and other provisions	0	(6)
Capitalized borrowing costs	66	780
Changes in foreign exchange rates	181	(196)
Asset impairments	(54)
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	44,028	68,889	62,735
Cost | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	1,955	1,565	991
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	6,988	20,693	20,364
Cost | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	29,313	32,532	18,514
Cost | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	4,417	9,738	8,596
Cost | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	1,355	4,361	14,270
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(13,460)	(23,324)	(22,640)
Accumulated depreciation | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	0	0
Accumulated depreciation | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(2,109)	(6,423)	(7,074)
Accumulated depreciation | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(8,964)	(10,845)	(10,218)
Accumulated depreciation | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(2,387)	(6,056)	(5,348)
Accumulated depreciation | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	$ 0	$ 0	$ 0